Share-based compensation - Summary of Recognized Share Based Compensation (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation	$ 53,733,000
Founder Share Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation	49,310,000
2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation	2,075,000
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation	$ 2,348,000